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On behalf of Okmin Resources Inc., I hereby submit Okmin’s initial Form 10 Registration Statement via EDGAR.

To respond to this filing, please contact Jonathan Herzog, President and CEO by phone at 818-522-0018 or by E-mail at jherzog@okminresources.com.

Sincerely,

/s/ “Jonathan Herzog”

Jonathan Herzog,

President and CEO

Okmin Resources, Inc.

16501 Ventura Boulevard, Suite 400, Encino CA 91436

Phone: 818-201-3727